TRADE AND OTHER PAYABLES (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Current [Abstract]
Trade payables	$ 5,201,257	$ 6,004,071
Accruals	2,193,103	1,307,087
Employee benefits and other payables	2,972,798	178,239
Total trade and other payables	10,367,158	7,489,397
Other provisions	5,795,320	467,001
Total provisions	$ 5,795,320	$ 467,001